Average Annual Total Returns - T.Rowe Price Large Cap Growth Portfolio	Apr. 30, 2021
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	38.49%
5 Years	20.99%
10 Years	17.21%
Class A
Average Annual Return:
1 Year	36.95%
5 Years	19.34%
10 Years	16.96%
Class B
Average Annual Return:
1 Year	36.64%
5 Years	19.04%
10 Years	16.66%
Class E
Average Annual Return:
1 Year	36.79%
5 Years	19.16%
10 Years	16.78%